Description of Business - Additional Information (Detail1)			1 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 12, 2023	Jun. 30, 2022 USD ($)	Nov. 14, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 29, 2023 USD ($)	Oct. 12, 2022 $ / shares	May 17, 2022	Sep. 27, 2021 USD ($)
Nature Of Operations [Line Items]
Warrants to purchase exercise price per share | $ / shares					$ 0.0025		$ 0.0025
Unrestricted cash and cash equivalents					$ 6,659,000		$ 3,661,000	$ 1,664,000
Accumulated deficit		$ (23,666,000)		$ (23,666,000)	(62,094,000)	$ (25,738,000)	(29,203,000)
Anticipated savings in operating expenses over next twelve months							21,500,000
Cash in operations				(60,912,000)	(31,533,000)	$ (70,764,000)	(80,635,000)	$ 2,249,000	$ (14,000)
Life Wallet LLC [Member]
Nature Of Operations [Line Items]
Activity and expenses incurred on investments					3,700,000
Working Capital Credit Agreement [Member]
Nature Of Operations [Line Items]
Line of credit facility, maximum borrowing capacity										$ 48,000,000
Cano Health, LLC [Member]
Nature Of Operations [Line Items]
Aggregate principal amount					$ 5,000,000
Investment Capacity Agreement [Member] | Virage Capital Management LP [Member]
Nature Of Operations [Line Items]
Maximum amount of paid amount purchasable pursuant to Agreement													$ 3,000,000
Percentage of recoveries payable to assignor													50.00%
Percentage of recoveries from the assignor													50.00%
Common Stock Purchase Agreement [Member] | Cantor Fitzgerald [Member]
Nature Of Operations [Line Items]
Percentage of volume of weighted average price of common stock to sell under purchase agreement												98.00%
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd
Nature Of Operations [Line Items]
Aggregate principal amount			$ 15,000,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd | Convertible Debt [Member]
Nature Of Operations [Line Items]
Payment of advance for shares of common stock in event of termination			250,000,000
Aggregate principal amount			$ 15,000,000
Interest rate			5.00%
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd | Tranche One [Member] | Convertible Debt [Member]
Nature Of Operations [Line Items]
Aggregate principal amount			$ 5,000,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd | Tranche Two [Member] | Convertible Debt [Member]
Nature Of Operations [Line Items]
Aggregate principal amount			5,000,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd | Tranche Three [Member] | Convertible Debt [Member]
Nature Of Operations [Line Items]
Aggregate principal amount			$ 5,000,000
Advertising Costs Commitment [Member] | Life Wallet LLC [Member]
Nature Of Operations [Line Items]
Contractual agreements within next 12 months							$ 5,500,000
Agreements [Member] | Prudent Group [Member]
Nature Of Operations [Line Items]
Maximum monetize amount of net recovery interest in claim demand		$ 250,000,000		$ 250,000,000
Percentage of amount paid on claim		90.00%
Subsequent Event [Member]
Nature Of Operations [Line Items]
Reverse stock split ratio	0.04
Reverse stock split description	Reverse Split, every 25 shares of the Company’s old common stock were converted into one share of the Company’s new common stock.
Subsequent Event [Member] | Standby Equity Purchase Agreement [Member] | YA II PN, Ltd | Convertible Debt [Member]
Nature Of Operations [Line Items]
Percentage of purchase price for the Pre-Paid Advance			95.00%
Percentage of aggregate purchase price of shares			50.00%
Percentage of payment of aggregate purchase price of shares			50.00%
Increase Decrease interest percentage			18.00%
Percentage of VWAP of shares during Prior Date			120.00%
VWAP five consecutive trading days			95.00%
Closing price the trading day			20.00%
Outstanding shares of the common stock			9.99%
Seventh trading day after the Trigger			$ 1,500,000
Premium and accrued and unpaid interest			5.00%
Aggregate number of shares of common stock issued and outstanding as of the effective date			19.99%
Exchange Cap or the amount of shares of common stock			9.99%
Warrants [Member] | Claims Proceeds Investment Agreement [Member]
Nature Of Operations [Line Items]
Warrants to purchase exercise price per share | $ / shares											$ 30
Common Class A [Member]
Nature Of Operations [Line Items]
Warrants to purchase exercise price per share | $ / shares					$ 287.5		$ 287.5